(Loss)/Earnings Per Share	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
(Loss)/Earnings Per Share	(LOSS)/EARNINGS PER SHARE

Basic (loss)/earnings per share ("EPS") is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2019	2018
Net (loss)/income attributable to Golar LNG Limited stockholders - basic and diluted	(236,724)	81,529

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Nine months ended September 30,
	2019	2018
Basic:
Weighted average number of common shares outstanding	100,802	100,665

Dilutive:
Dilutive impact of share options	—	169
Weighted average number of common shares outstanding	100,802	100,834

(Loss)/earnings per share are as follows:

	Nine months ended September 30,
	2019	2018
Basic and diluted	$(2.35)	$0.81

Convertible bonds (2019 and 2018) and employee share plans (2019) have been excluded from the nine months calculation of diluted EPS because the effect was anti-dilutive.